Earnings per share - Basic Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit / (loss) from operations attributable to equity holders of the Group	$ 130,669	$ 412	$ (772)
Weighted average number of shares in issue (shares)	115,148	117,453	117,252
Basic earnings / (loss) per share from operations (USD per share)	$ 1.135	$ 0.003	$ (0.007)